Acquisition (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended		3 Months Ended				3 Months Ended
	Oct. 03, 2010	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010	Jul. 03, 2012 La Boulange [Member]	Sep. 30, 2012 La Boulange [Member]	Nov. 10, 2011 Evolution Fresh, Inc. [Member]	Oct. 02, 2011 Switzerland And Austria [Member]	Jul. 03, 2011 Maxim S Caterers Limited [Member]	Dec. 27, 2009 France [Member]	Dec. 27, 2009 Spain [Member]	Dec. 27, 2009 Portugal [Member]	Oct. 03, 2010 Brazil [Member]	Oct. 03, 2010 U C O [Member]
Business Acquisition [Line Items]
Acquisition date					Jul. 03, 2012		Nov. 10, 2011
Ownership interest acquired					100.00%			50.00%	30.00%
Purchase price					$ 100.0		$ 30.0	$ 65.5
Indefinite-lived intangible assets acquired					9.7
Definite-lived intangible assets acquired					14.6			35.1
Definite-lived intangible assets, life (years)		10 years	11 years			10 years
Goodwill					58.7		18.0	63.8
Ownership percentage in joint venture post acquisition	100.00%							100.00%		100.00%				100.00%
Gain on acquisition of Switzerland and Austria joint venture		0	55.2	23.1				55.0
Fair value of net assets acquired								$ 131.0
Ownership Interest In Hong Kong Joint Venture Sold									5.00%
Ownership interest In joint venture prior to acquisition										50.00%			49.00%	50.00%
Ownership interest sold during acquisition											50.00%	50.00%